UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY

Investment Company Act file number 811-21410

 THE WEITZ FUNDS
(Exact name of registrant as specified in charter)

1125 South 103rd Street, Suite 200
Omaha, Nebraska 68124
(Address of principal executive offices)

Weitz Investment Management, Inc.
The Weitz Funds
1125 South 103rd Street, Suite 200
Omaha, Nebraska 68124
 (Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 402 391-1980

 Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

VALUE FUND
SCHEDULE OF INVESTMENTS • JUNE 30, 2013 • (UNAUDITED)

COMMON STOCKS — 72.9%	Shares	Value
Consumer Discretionary — 17.8%
Cable & Satellite — 7.7%
DIRECTV*	760,000	$46,831,200
Liberty Global plc - Series C*	464,400	31,528,116
		78,359,316
Multiline Retail — 2.9%
Target Corp.	430,000	29,609,800
Internet & Catalog Retail — 2.7%
Liberty Interactive Corp. - Series A*	1,200,000	27,612,000
Advertising — 2.5%
Omnicom Group, Inc.	400,000	25,148,000
Movies & Entertainment — 2.0%
The Walt Disney Co.	325,000	20,523,750
		181,252,866
Information Technology — 14.2%
Semiconductors — 3.6%
Texas Instruments, Inc.	1,050,000	36,613,500
Internet Software & Services — 3.0%
Google, Inc. - CL A*	35,000	30,812,950
Computers & Peripherals — 2.6%
Hewlett-Packard Co.	1,060,000	26,288,000
Software — 2.5%
Microsoft Corp.	735,000	25,379,550
IT Services — 2.5%
Accenture plc - CL A	200,000	14,392,000
Fidelity National Information Services, Inc.	250,000	10,710,000
		25,102,000
		144,196,000
Financials — 12.4%
Insurance Brokers — 4.7%
Aon plc - CL A	750,000	48,262,500
Property & Casualty Insurance — 4.5%
Berkshire Hathaway, Inc. - CL B*	410,000	45,887,200
Commercial Banks — 3.2%
Wells Fargo & Co.	800,000	33,016,000
		127,165,700
Health Care — 10.4%
Pharmaceuticals — 7.2%
Valeant Pharmaceuticals International, Inc.* (c)	850,000	73,168,000
Health Care Services — 3.2%
Express Scripts Holding Co.*	530,000	32,695,700
		105,863,700
Energy — 8.0%
Oil & Gas Exploration & Production — 8.0%
Apache Corp.	421,000	35,292,430
Range Resources Corp.	410,000	31,701,200
Southwestern Energy Co.*	410,000	14,977,300
		81,970,930
Industrials — 4.8%
Air Freight & Logistics — 3.2%
United Parcel Service, Inc. - CL B	375,000	32,430,000
Aerospace & Defense — 1.6%
TransDigm Group, Inc.	105,000	16,460,850
		48,890,850

	Principal
	amount
	or shares	Value
Materials — 4.0%
Construction Materials — 1.9%
Martin Marietta Materials, Inc.	195,000	$19,191,900
Industrial Gases — 1.4%
Praxair, Inc.	125,000	14,395,000
Fertilizers & Agricultural Chemicals — 0.7%
The Mosaic Co.	125,000	6,726,250
		40,313,150
Consumer Staples — 1.3%
Beverages — 1.3%
Diageo plc - Sponsored ADR	115,000	13,219,250
Total Common Stocks
(Cost $476,691,014)		742,872,446

CASH EQUIVALENTS — 27.6%
U.S. Treasury Bills — 26.8%
U.S. Treasury Bills, 0.05% to 0.11%,
7/25/13 to 10/10/13(a)	$273,000,000	272,990,245
Money Market Funds — 0.8%
Wells Fargo Advantage Government Money Market Fund -
Institutional Class 0.01%(b)	8,822,746	8,822,746
Total Cash Equivalents
(Cost $281,792,014)		281,812,991
Total Investments in Securities
(Cost $758,483,028)		1,024,685,437
Options Written — 0.0%		(272,500)
Other Liabilities in Excess of Other Assets — (0.5%)		(4,957,558)
Net Assets — 100.0%		$1,019,455,379
Net Asset Value Per Share		$40.14

	Expiration	Shares
	date/	subject
OPTIONS WRITTEN*	Strike price	to option	Value
Covered Call Options
Valeant Pharmaceuticals
International, Inc.	Aug. 2013 / $85	50,000	$(272,500)
Total Options Written
(premiums received $296,406)			$(272,500)

*	Non-income producing
(a)	Interest rates presented represent the yield to maturity at the date of purchase.
(b)	Rate presented represents the annualized 7-day yield at June 30, 2013.
(c)	Fully or partially pledged on outstanding written options.

See Notes to Schedule of Investments

PARTNERS VALUE FUND
SCHEDULE OF INVESTMENTS • JUNE 30, 2013 • (UNAUDITED)

COMMON STOCKS — 70.8%	Shares	Value
Consumer Discretionary — 23.8%
Cable & Satellite — 7.6%
DIRECTV*	650,000	$40,053,000
Liberty Global plc - Series C*	405,000	27,495,450
		67,548,450
Textiles, Apparel & Luxury Goods — 3.3%
Iconix Brand Group, Inc.*	1,000,000	29,410,000
Internet & Catalog Retail — 3.2%
Liberty Interactive Corp. - Series A*	950,000	21,859,500
Liberty Ventures - Series A*	80,000	6,800,800
		28,660,300
Multiline Retail — 2.5%
Target Corp.	325,000	22,379,500
Hotels, Restaurants & Leisure — 2.2%
Interval Leisure Group, Inc.	1,000,000	19,920,000
Broadcasting — 2.2%
Liberty Media Corp. - Series A*	155,000	19,647,800
Specialized Consumer Services — 1.6%
Coinstar, Inc.*	250,000	14,667,500
Movies & Entertainment — 1.2%
Live Nation Entertainment, Inc.*	700,000	10,850,000
		213,083,550
Financials — 14.2%
Property & Casualty Insurance — 4.3%
Berkshire Hathaway, Inc. - CL B*	340,000	38,052,800
Insurance Brokers — 4.0%
Aon plc - CL A	550,000	35,392,500
Commercial Banks — 3.2%
Wells Fargo & Co.	700,000	28,889,000
Mortgage REITs — 2.7%
Redwood Trust, Inc.	1,450,000	24,650,000
		126,984,300
Information Technology — 13.9%
Internet Software & Services — 4.0%
Google, Inc. - CL A*	28,000	24,650,360
XO Group, Inc.*	979,305	10,968,216
		35,618,576
Electronic Equipment & Instruments — 3.2%
FLIR Systems, Inc.	1,075,000	28,992,750
Semiconductors — 3.2%
Texas Instruments, Inc.	825,000	28,767,750
Software — 2.3%
Microsoft Corp.	575,000	19,854,750
IT Services — 1.2%
Fidelity National Information Services, Inc.	250,000	10,710,000
		123,943,826
Health Care — 11.6%
Health Care Services — 7.1%
Express Scripts Holding Co.*	375,000	23,133,750
Laboratory Corp. of America Holdings*	210,000	21,021,000
Omnicare, Inc.	400,000	19,084,000
		63,238,750
Pharmaceuticals — 4.5%
Valeant Pharmaceuticals International, Inc.* (c)	470,000	40,457,600
		103,696,350

	Principal
	amount
	or shares	Value
Energy — 4.4%
Oil & Gas Exploration & Production — 4.4%
Apache Corp.	275,000	$23,053,250
Southwestern Energy Co.*	450,000	16,438,500
		39,491,750
Materials — 1.9%
Construction Materials — 1.9%
Martin Marietta Materials, Inc.	172,500	16,977,450
Consumer Staples — 1.0%
Food & Staples Retailing — 1.0%
CVS Caremark Corp.	150,000	8,577,000
Total Common Stocks
(Cost $412,109,979)		632,754,226

CASH EQUIVALENTS — 29.3%
U.S. Treasury Bills — 26.8%
U.S. Treasury Bills, 0.05% to 0.11%,
7/25/13 to 10/10/13(a)	$240,000,000	239,991,945
Money Market Funds — 2.5%
Wells Fargo Advantage Government Money Market Fund -
Institutional Class 0.01%(b)	22,621,904	22,621,904
Total Cash Equivalents
(Cost $262,598,237)		262,613,849
Total Investments in Securities
(Cost $674,708,216)		895,368,075
Options Written — 0.0%		(218,000)
Other Liabilities in Excess of Other Assets — (0.1%)		(1,160,677)
Net Assets — 100.0%		$893,989,398
Net Asset Value Per Share		$28.80

	Expiration	Shares
	date/	subject
OPTIONS WRITTEN*	Strike price	to option	Value
Covered Call Options
Valeant Pharmaceuticals
International, Inc.	Aug. 2013 / $85	40,000	$(218,000)
Total Options Written
(premiums received $237,125)			$(218,000)

*	Non-income producing
(a)	Interest rates presented represent the yield to maturity at the date of purchase.
(b)	Rate presented represents the annualized 7-day yield at June 30, 2013.
(c)	Fully or partially pledged as collateral on outstanding written options.

See Notes to Schedule of Investments

PARTNERS III OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS • JUNE 30, 2013 • (UNAUDITED)

COMMON STOCKS — 73.1%	Shares	Value
Consumer Discretionary — 27.7%
Cable & Satellite — 8.5%
DIRECTV*	700,000	$43,134,000
Liberty Global plc - Series C* (b)	370,000	25,119,300
		68,253,300
Broadcasting — 4.5%
Liberty Media Corp. - Series A* (b)	230,000	29,154,800
Cumulus Media, Inc. - CL A*	2,100,000	7,119,000
		36,273,800
Internet & Catalog Retail — 3.9%
Liberty Interactive Corp. - Series A* (b)	860,000	19,788,600
Liberty Ventures - Series A* (b)	130,000	11,051,300
		30,839,900
Movies & Entertainment — 3.5%
Live Nation Entertainment, Inc.*	1,800,000	27,900,000
Textiles, Apparel & Luxury Goods — 3.3%
Iconix Brand Group, Inc.*	900,000	26,469,000
Hotels, Restaurants & Leisure — 2.0%
Interval Leisure Group, Inc.	810,000	16,135,200
Advertising — 2.0%
National CineMedia, Inc.	940,000	15,876,600
		221,747,800
Financials — 15.9%
Commercial Banks — 4.6%
Wells Fargo & Co.(b)	900,000	37,143,000
Property & Casualty Insurance — 4.1%
Berkshire Hathaway, Inc. - CL B* (b)	290,000	32,456,800
Insurance Brokers — 4.0%
Aon plc - CL A(b)	500,000	32,175,000
Mortgage REITs — 3.2%
Redwood Trust, Inc.(b)	1,500,000	25,500,000
		127,274,800
Health Care — 10.2%
Pharmaceuticals — 7.0%
Valeant Pharmaceuticals International, Inc.* (b)	650,000	55,952,000
Health Care Services — 3.2%
Laboratory Corp. of America Holdings* (b)	210,000	21,021,000
Omnicare, Inc.(b)	100,000	4,771,000
		25,792,000
		81,744,000
Information Technology — 10.2%
Semiconductors — 3.3%
Texas Instruments, Inc.	750,000	26,152,500
Internet Software & Services — 2.4%
Google, Inc. - CL A* (b)	12,500	11,004,625
XO Group, Inc.*	730,000	8,176,000
		19,180,625
Electronic Equipment & Instruments — 1.9%
FLIR Systems, Inc.	560,000	15,103,200

	Shares	Value
Software — 1.6%
Microsoft Corp.	380,000	$13,121,400
IT Services — 1.0%
CACI International, Inc. - CL A*	125,900	7,993,391
		81,551,116
Energy — 4.9%
Oil & Gas Exploration & Production — 4.9%
Range Resources Corp.(b)	220,000	17,010,400
Apache Corp.(b)	150,000	12,574,500
Southwestern Energy Co.*	200,000	7,306,000
SandRidge Energy, Inc.*	500,000	2,380,000
		39,270,900
Industrials — 2.5%
Aerospace & Defense — 2.1%
TransDigm Group, Inc.(b)	110,000	17,244,700
Machinery — 0.4%
Intelligent Systems Corp.* # †	2,270,000	2,853,390
		20,098,090
Materials — 1.7%
Construction Materials — 1.7%
Martin Marietta Materials, Inc.(b)	140,000	13,778,800
Total Common Stocks
(Cost $372,324,387)		585,465,506

EXCHANGE TRADED FUNDS — 0.6%

ProShares Short 20+ Year Treasury Fund*	150,000	4,707,000
(Cost $4,523,904)

	Expiration	Shares
PUT	date/	subject
OPTIONS* — 0.2%	Strike price	to option
Put Options
S&P 500 Index	Aug. 2013 / $1,650	10,000	623,000
S&P 500 Index	Dec. 2013 / $1,590	10,000	736,000
Total Put Options
(premiums paid $1,255,500)			1,359,000

CASH EQUIVALENTS — 26.1%
Wells Fargo Advantage Government Money Market Fund -
Institutional Class 0.01%(a)
(Cost $209,181,644)		209,181,644	209,181,644
Total Investments in Securities
(Cost $587,285,435)			800,713,150
Due From Broker(b) — 11.4%			91,005,344
Securities Sold Short — (11.2%)			(89,639,900)
Options Written — (0.2%)			(1,549,250)
Other Liabilities in Excess of Other Assets — (0.0%)			(42,673)
Net Assets — 100.0%			$800,486,671
Net Asset Value Per Share - Institutional Class			$14.86
Net Asset Value Per Share - Investor Class			$14.77

PARTNERS III OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS • (CONTINUED)

SECURITIES SOLD SHORT — (11.2%)	Shares	Value
Ishares Russell 2000 Fund	320,000	$(31,091,200)
Ishares Russell 2000 Value Fund	130,000	(11,167,000)
Ishares Russell Midcap Fund	180,000	(23,380,200)
SPDR S&P 500 ETF Trust	150,000	(24,001,500)
Total Securities Sold Short
(proceeds $73,023,229)		$(89,639,900)

	Expiration	Shares
	date/	subject
OPTIONS WRITTEN*	Strike price	to option	Value
Covered Call Options
Google, Inc. - CL A	July 2013 / $875	2,500	$(70,750)
Redwood Trust, Inc.	July 2013 / $20	10,000	(500)
Valeant Pharmaceuticals
International, Inc.	Aug. 2013 / $85	100,000	(545,000)
			(616,250)
Uncovered Call Options
S&P 500 Index	Aug. 2013 / $1,650	10,000	(136,500)
S&P 500 Index	Dec. 2013 / $1,590	10,000	(766,000)
			(902,500)
Put Options
Redwood Trust, Inc.	July 2013 / $20	10,000	(30,500)
Total Options Written
(premiums received $1,872,137)			$(1,549,250)

*	Non-income producing
†	Controlled affiliate
#	Illiquid and/or restricted security that has been fair valued.
(a)	Rate presented represents the annualized 7-day yield at June 30, 2013.
(b)	Fully or partially pledged as collateral on securities sold short and outstanding written options.

See Notes to Schedule of Investments

RESEARCH FUND
SCHEDULE OF INVESTMENTS • JUNE 30, 2013 • (UNAUDITED)

COMMON STOCKS — 78.1%	Shares	Value
Information Technology — 28.9%
Software — 8.1%
Microsoft Corp.	30,455	$1,051,611
ACI Worldwide, Inc.*	7,000	325,360
Oracle Corp.	9,000	276,480
		1,653,451
IT Services — 6.0%
Sapient Corp.*	30,000	391,800
Fidelity National Information Services, Inc.	7,200	308,448
CACI International, Inc. - CL A*	4,600	292,054
Accenture plc - CL A	3,300	237,468
		1,229,770
Electronic Equipment & Instruments — 5.3%
FLIR Systems, Inc.	39,670	1,069,900
Computers & Peripherals — 4.9%
Hewlett-Packard Co.	27,130	672,824
Apple Inc.	800	316,864
		989,688
Internet Software & Services — 3.2%
XO Group, Inc.*	35,255	394,856
Google, Inc. - CL A*	300	264,111
		658,967
Semiconductors — 1.4%
Texas Instruments, Inc.	8,000	278,960
		5,880,736
Consumer Discretionary — 25.8%
Specialized Consumer Services — 9.8%
Coinstar, Inc.*	34,029	1,996,481
Cable & Satellite — 4.4%
DIRECTV*	14,500	893,490
Education Services — 3.7%
ITT Educational Services, Inc.*	30,450	742,980
Hotels, Restaurants & Leisure — 1.8%
Interval Leisure Group, Inc.	18,817	374,835
Advertising — 1.8%
National CineMedia, Inc.	21,836	368,810
Movies & Entertainment — 1.5%
The Walt Disney Co.	4,800	303,120
Textiles, Apparel & Luxury Goods — 1.4%
Iconix Brand Group, Inc.*	10,000	294,100
Multiline Retail — 1.4%
Target Corp.	4,000	275,440
		5,249,256
Health Care — 7.5%
Pharmaceuticals — 4.8%
Valeant Pharmaceuticals International, Inc.*	11,430	983,894
Health Care Services — 2.7%
Express Scripts Holding Co.*	4,500	277,605
Omnicare, Inc.	5,620	268,130
		545,735
		1,529,629

	Shares	Value
Financials — 6.4%
Property & Casualty Insurance — 3.6%
Berkshire Hathaway, Inc. - CL B*	6,492	$726,585
Insurance Brokers — 2.8%
Aon plc - CL A	8,930	574,646
		1,301,231
Industrials — 4.1%
Research & Consulting Services — 2.6%
FTI Consulting, Inc.*	16,202	532,884
Aerospace & Defense — 1.5%
TransDigm Group, Inc.	2,000	313,540
		846,424
Energy — 3.8%
Oil & Gas Exploration & Production — 3.8%
Apache Corp.	9,176	769,224
Consumer Staples — 1.6%
Personal Products — 1.6%
Avon Products, Inc.	15,000	315,450
Total Common Stocks
(Cost $12,265,289)		15,891,950

CASH EQUIVALENTS — 21.9%
Wells Fargo Advantage Government Money Market Fund -
Institutional Class 0.01%(a)
(Cost $4,465,163)	4,465,163	4,465,163
Total Investments in Securities
(Cost $16,730,452)		20,357,113
Other Liabilities in Excess of Other Assets — 0.0%		(9,081)
Net Assets — 100.0%		$20,348,032
Net Asset Value Per Share		$11.50

*	Non-income producing
(a)	Rate presented represents the annualized 7-day yield at June 30, 2013.

See Notes to Schedule of Investments

HICKORY FUND
SCHEDULE OF INVESTMENTS • JUNE 30, 2013 • (UNAUDITED)

COMMON STOCKS — 68.3%	Shares	Value
Consumer Discretionary — 28.1%
Broadcasting — 4.4%
Liberty Media Corp. - Series A*	125,000	$15,845,000
Cumulus Media, Inc. - CL A*	1,200,000	4,068,000
		19,913,000
Internet & Catalog Retail — 4.2%
Liberty Interactive Corp. - Series A*	625,000	14,381,250
Liberty Ventures - Series A*	55,000	4,675,550
		19,056,800
Textiles, Apparel & Luxury Goods — 4.0%
Iconix Brand Group, Inc.*	625,000	18,381,250
Movies & Entertainment — 3.6%
Live Nation Entertainment, Inc.*	1,069,300	16,574,150
Advertising — 3.2%
National CineMedia, Inc.	873,409	14,751,878
Specialized Consumer Services — 3.2%
Coinstar, Inc.*	250,000	14,667,500
Hotels, Restaurants & Leisure — 2.8%
Interval Leisure Group, Inc.	650,000	12,948,000
Cable & Satellite — 2.7%
Liberty Global plc - Series C*	180,000	12,220,200
		128,512,778
Information Technology — 11.2%
IT Services — 5.1%
CACI International, Inc. - CL A* (c)	200,000	12,698,000
Sapient Corp.*	800,000	10,448,000
		23,146,000
Electronic Equipment & Instruments — 4.2%
FLIR Systems, Inc.	714,900	19,280,853
Internet Software & Services — 1.9%
XO Group, Inc.*	785,000	8,792,000
		51,218,853
Financials — 9.9%
Insurance Brokers — 4.9%
Brown & Brown, Inc.	310,000	9,994,400
Aon plc - CL A	130,000	8,365,500
Willis Group Holdings Ltd.	100,000	4,078,000
		22,437,900
Mortgage REITs — 3.3%
Redwood Trust, Inc.	900,000	15,300,000
Property & Casualty Insurance — 1.7%
CNA Financial Corp.	230,000	7,502,600
		45,240,500
Health Care — 5.2%
Health Care Services — 5.2%
Laboratory Corp. of America Holdings*	150,000	15,015,000
Omnicare, Inc.	180,000	8,587,800
		23,602,800
Industrials — 4.9%
Aerospace & Defense — 2.9%
TransDigm Group, Inc.	85,000	13,325,450
Commercial Services & Supplies — 1.0%
Ascent Capital Group, Inc. - CL A*	60,000	4,684,200
Research & Consulting Services — 1.0%
FTI Consulting, Inc.*	140,500	4,621,045
		22,630,695

	Principal
	amount
	or shares	Value
Materials — 3.9%
Construction Materials — 2.4%
Martin Marietta Materials, Inc.	110,000	$10,826,200
Metals & Mining — 1.5%
Compass Minerals International, Inc.	80,000	6,762,400
		17,588,600
Energy — 3.0%
Oil & Gas Refining & Marketing — 2.0%
World Fuel Services Corp.	230,000	9,195,400
Oil & Gas Exploration & Production — 1.0%
SandRidge Energy, Inc.*	1,000,000	4,760,000
		13,955,400
Consumer Staples — 1.6%
Personal Products — 1.6%
Prestige Brands Holdings, Inc.*	250,000	7,285,000
Telecommunication Services — 0.5%
Diversified Telecommunication Services — 0.5%
LICT Corp.* #	1,005	2,338,168
Total Common Stocks
(Cost $212,102,663)		312,372,794

CASH EQUIVALENTS — 31.7%
U.S. Treasury Bills — 30.1%
U.S. Treasury Bills, 0.05% to 0.11%,
7/25/13 to 10/10/13(a)	$138,000,000	137,995,336
Money Market Funds — 1.6%
Wells Fargo Advantage Government Money Market Fund -
Institutional Class 0.01%(b)	7,203,888	7,203,888
Total Cash Equivalents
(Cost $145,190,977)		145,199,224
Total Investments in Securities
(Cost $357,293,640)		457,572,018
Options Written — 0.0%		(38,000)
Other Assets Less Other Liabilities — 0.0%		18,668
Net Assets — 100.0%		$457,552,686
Net Asset Value Per Share		$51.65

	Expiration	Shares
	date/	subject
OPTIONS WRITTEN*	Strike price	to option	Value
Covered Call Options
CACI International,
Inc. - CL A	Sept. 2013 / $62.50	10,000	$(38,000)
Total Options Written
(premiums received $45,999)			$(38,000)

*	Non-income producing
#	Illiquid and/or restricted security that has been fair valued.
(a)	Interest rates presented represent the yield to maturity at the date of purchase.
(b)	Rate presented represents the annualized 7-day yield at June 30, 2013.
(c)	Fully or partially pledged on outstanding written options.

See Notes to Schedule of Investments

BALANCED FUND
SCHEDULE OF INVESTMENTS • JUNE 30, 2013 • (UNAUDITED)

COMMON STOCKS — 43.5%	Shares	Value
Information Technology — 10.0%
Electronic Equipment & Instruments — 2.6%
FLIR Systems, Inc.	100,000	$2,697,000
IT Services — 2.5%
Fidelity National Information Services, Inc.	35,000	1,499,400
Accenture plc - CL A	16,000	1,151,360
		2,650,760
Internet Software & Services — 1.9%
Google, Inc. - CL A*	2,300	2,024,851
Semiconductors — 1.7%
Texas Instruments, Inc.	50,000	1,743,500
Software — 1.3%
Microsoft Corp.	40,000	1,381,200
		10,497,311
Consumer Discretionary — 8.2%
Advertising — 2.5%
National CineMedia, Inc.	85,000	1,435,650
Omnicom Group, Inc.	20,000	1,257,400
		2,693,050
Specialized Consumer Services — 2.5%
Coinstar, Inc.*	45,000	2,640,150
Movies & Entertainment — 1.8%
The Walt Disney Co.	30,000	1,894,500
Multiline Retail — 1.4%
Target Corp.	21,500	1,480,490
		8,708,190
Health Care — 7.9%
Health Care Services — 5.0%
Laboratory Corp. of America Holdings*	23,000	2,302,300
Express Scripts Holding Co.*	30,000	1,850,700
Omnicare, Inc.	25,000	1,192,750
		5,345,750
Pharmaceuticals — 2.9%
Valeant Pharmaceuticals International, Inc.*	35,000	3,012,800
		8,358,550
Financials — 7.7%
Property & Casualty Insurance — 2.7%
Berkshire Hathaway, Inc. - CL B*	25,000	2,798,000
Insurance Brokers — 2.4%
Aon plc - CL A	40,000	2,574,000
Mortgage REITs — 1.6%
Redwood Trust, Inc.	100,000	1,700,000
Commercial Banks — 1.0%
Wells Fargo & Co.	25,000	1,031,750
		8,103,750
Energy — 3.3%
Oil & Gas Exploration & Production — 3.3%
Apache Corp.	30,000	2,514,900
Southwestern Energy Co.*	25,000	913,250
		3,428,150

	Principal
	amount
	or shares	Value
Industrials — 2.5%
Air Freight & Logistics — 1.6%
United Parcel Service, Inc. - CL B	20,000	$1,729,600
Research & Consulting Services — 0.9%
FTI Consulting, Inc.*	27,500	904,475
		2,634,075
Consumer Staples — 2.1%
Beverages — 1.2%
Diageo plc - Sponsored ADR	11,200	1,287,440
Food & Staples Retailing — 0.9%
CVS Caremark Corp.	17,500	1,000,650
		2,288,090
Materials — 1.8%
Construction Materials — 1.4%
Martin Marietta Materials, Inc.	15,000	1,476,300
Metals & Mining — 0.4%
Compass Minerals International, Inc.(e)	5,000	422,650
		1,898,950
Total Common Stocks
(Cost $31,024,030)		45,917,066

CORPORATE BONDS — 6.0%
American Express Credit Corp.
7.3% 8/20/13	$650,000	655,957
1.75% 6/12/15	500,000	507,026
Comcast Corp.
6.5% 1/15/15	300,000	326,021
4.95% 6/15/16	193,000	213,919
Dell, Inc.
5.625% 4/15/14	250,000	258,280
Hewlett-Packard Co.
6.0% 8/01/13	670,000	672,688
4.75% 6/02/14	750,000	773,652
Time Warner Cable, Inc.
7.5% 4/01/14	120,000	125,881
TE Connectivity Ltd.
5.95% 1/15/14	449,000	461,920
U.S. Bank N.A.
4.95% 10/30/14	500,000	527,855
WellPoint, Inc.
6.0% 2/15/14	250,000	258,189
Wells Fargo & Co.
0.6531% 11/03/14 (Wachovia Bank)
Floating Rate Security	550,000	550,349
1.25% 2/13/15	750,000	754,582
0.4841% 5/16/16 Floating Rate Security	250,000	245,930
Total Corporate Bonds
(Cost $6,191,358)		6,332,249

MORTGAGE-BACKED	Principal
SECURITIES — 4.2%(c)	amount	Value
Federal Home Loan Mortgage Corporation — 1.0%
Collateralized Mortgage Obligations — 0.3%
2627 CL LE — 3.0% 2017 (0.3 years)(e)	$31,735	$31,897
3649 CL BW — 4.0% 2025 (3.4 years)	316,174	335,433
		367,330
Pass-Through Securities — 0.7%
J14649 — 3.5% 2026 (3.5 years)	362,977	377,255
J16663 — 3.5% 2026 (3.7 years)	339,657	353,017
		730,272
		1,097,602
Federal National Mortgage Association — 2.7%
Collateralized Mortgage Obligations — 0.5%
2002-91 CL QG — 5.0% 2018 (1.6 years)(e)	220,621	235,212
2003-9 CL DB — 5.0% 2018 (1.7 years)(e)	222,871	238,070
		473,282
Pass-Through Securities — 2.2%
MA0464 — 3.5% 2020 (2.3 years)	481,505	503,564
995755 — 4.5% 2024 (3.1 years)	82,057	87,127
AR8198 — 2.5% 2023 (3.6 years)	493,834	507,796
AB1769 — 3.0% 2025 (3.6 years)	291,441	300,741
MA1502 — 2.5% 2023 (3.7 years)	400,000	411,302
AB3902 — 3.0% 2026 (4.0 years)	491,117	506,619
		2,317,149
		2,790,431
Non-Government Agency — 0.5%
Collateralized Mortgage Obligations — 0.5%
Sequoia Mortgage Trust (SEMT) 2011-1
CL A1 — 4.125% 2041 (0.3 years)	66,704	66,806
Sequoia Mortgage Trust (SEMT) 2010-H1
CL A1 — 3.75% 2040 (1.0 years)(e)	155,722	152,999
Sequoia Mortgage Trust (SEMT) 2012-1
CL 1A1 — 2.865% 2042 (1.1 years)	259,229	256,124
Chase Mortgage Finance Corp. (Chase)
2004-S1 CL A6 — 4.5% 2019
(1.6 years)	59,106	56,881
		532,810
Total Mortgage-Backed Securities
(Cost $4,358,741)		4,420,843

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%(c)
Redwood Commercial Mortgage Corp.
(RCMC) 2012-CRE1 CL A — 5.62346%
2044 (2.3 years)(d)(e)
(Cost $371,538)	371,538	371,303

ASSET-BACKED SECURITIES — 0.5%(c)
Cabela’s Master Credit Card Trust (CABMT)
2011-2A CL A2 — 0.7925% 2019 Floating
Rate Security (2.9 years)(d)
(Cost $500,000)	500,000	502,635

	Principal
	amount
CASH EQUIVALENTS — 46.8%	or shares	Value
U.S. Treasury Bills — 41.7%
U.S. Treasury Bills, 0.05% to 0.11%,
7/25/13 to 10/10/13(a)	$44,000,000	$43,998,604
Money Market Funds — 5.1%
Wells Fargo Advantage Government Money Market Fund -
Institutional Class 0.01%(b)	5,353,842	5,353,842
Total Cash Equivalents
(Cost $49,350,007)		49,352,446
Total Investments in Securities
(Cost $91,795,674)		106,896,542
Other Liabilities in Excess of Other Assets — (1.3%)		(1,416,143)
Net Assets — 100.0%		$105,480,399
Net Asset Value Per Share		$13.58

*	Non-income producing
(a)	Interest rates presented represent the yield to maturity at the date of purchase.
(b)	Rate presented represents the annualized 7-day yield at June 30, 2013.
(c)	Number of years indicated represents estimated average life.
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	Security designated to cover an unsettled bond purchase.

See Notes to Schedule of Investments

SHORT-INTERMEDIATE INCOME FUND
SCHEDULE OF INVESTMENTS • JUNE 30, 2013 • (UNAUDITED)

	Principal
CORPORATE BONDS — 40.2%	amount	Value
Airgas, Inc.
7.125% 10/01/18	$3,225,000	$3,382,551
American Express Co.
Credit Corp. 7.3% 8/20/13	3,782,000	3,816,662
FSB Bank 6.0% 9/13/17	2,500,000	2,883,153
8.125% 5/20/19	1,000,000	1,293,891
Anheuser-Busch InBev SA/NV
4.125% 1/15/15	6,000,000	6,306,516
Aon plc
3.5% 9/30/15	5,000,000	5,245,910
AutoZone, Inc.
5.75% 1/15/15	1,250,000	1,341,966
Bank of America Corp.
5.125% 11/15/14	14,080,000	14,793,743
4.5% 4/01/15	10,000,000	10,493,680
Berkshire Hathaway Finance Corp.
4.625% 10/15/13	1,634,000	1,653,427
1.5% 1/10/14	500,000	503,083
4.85% 1/15/15	1,500,000	1,597,221
1.6% 5/15/17	1,000,000	996,726
5.4% 5/15/18	5,000,000	5,750,005
4.25% 1/15/21	1,000,000	1,069,562
Best Buy Co., Inc.
7.25% 7/15/13	6,449,000	6,489,306
Boston Properties LP
5.625% 4/15/15(d)	10,635,000	11,475,016
5.875% 10/15/19	8,250,000	9,528,338
Coinstar, Inc.
6.0% 3/15/19(c)	200,000	200,250
Comcast Corp.
6.5% 1/15/15	2,081,000	2,261,498
4.95% 6/15/16	8,590,000	9,521,036
5.15% 3/01/20	3,000,000	3,434,766
DCP Midstream Operating, LP
2.5% 12/01/17	2,000,000	1,976,250
Dell, Inc.
5.625% 4/15/14	1,250,000	1,291,399
Diageo Capital plc
4.85% 5/15/18	3,941,000	4,403,476
DIRECTV Holdings
4.75% 10/01/14	2,000,000	2,093,590
DISH Network Corp.
7.0% 10/01/13	10,000,000	10,122,500
Expedia, Inc.
7.456% 8/15/18	13,000,000	15,015,481
FiServ, Inc.
3.125% 10/01/15	1,000,000	1,043,690
Flir Systems, Inc.
3.75% 9/01/16	10,000,000	10,343,710
Ford Motor Credit Co. LLC
4.207% 4/15/16	10,000,000	10,453,340
General Electric Capital Corp.
2.375% 6/30/15	10,000,000	10,261,040
1.0% 9/23/15 Floating Rate Security	11,992,000	12,087,444
2.25% 11/09/15	6,181,000	6,337,540
Goldman Sachs Group, Inc.
5.95% 1/18/18	4,000,000	4,479,856
Hewlett-Packard Co.
1.55% 5/30/14	8,009,000	8,047,467
4.75% 6/02/14	15,540,000	16,030,069

Principal
amount	Value
JP Morgan Chase & Co.
1.02325% 5/02/14
Floating Rate Security	$5,000,000	$5,026,755
2.6% 1/15/16	15,000,000	15,326,070
0.6636% 11/21/16 (Bear Stearns)
Floating Rate Security	15,000,000	14,787,945
6.0% 7/05/17	5,000,000	5,639,135
6.3% 4/23/19	2,500,000	2,907,840
Laboratory Corp. of America Holdings
3.125% 5/15/16	1,250,000	1,297,149
Marathon Petroleum Corp.
3.5% 3/01/16	1,000,000	1,050,381
Markel Corp.
7.125% 9/30/19	4,566,000	5,425,193
5.35% 6/01/21	10,000,000	10,806,570
4.9% 7/01/22	2,000,000	2,131,238
Mead Johnson Nutrition Co.
3.5% 11/01/14	2,000,000	2,057,518
MetLife, Inc.
2.375% 2/06/14	1,000,000	1,011,098
5.125% 8/15/14
(Travelers Life & Annuity)(c)	8,000,000	8,403,408
2.0% 1/09/15(c)	10,000,000	10,159,680
3.125% 1/11/16(c)	2,000,000	2,090,820
1.875% 6/22/18(c)	1,000,000	983,959
Mohawk Industries, Inc.
6.375% 1/15/16	25,905,000	28,693,621
Omnicom Group, Inc.
5.9% 4/15/16	7,000,000	7,797,895
6.25% 7/15/19	6,181,000	7,149,964
Penske Truck Leasing
2.5% 3/15/16(c)	9,945,000	10,122,439
3.75% 5/11/17(c)	5,000,000	5,236,200
Petrohawk Energy Corp.
7.875% 6/01/15	16,750,000	17,114,313
7.25% 8/15/18	5,675,000	6,205,613
QVC, Inc.
7.5% 10/01/19(c)	4,000,000	4,350,144
Range Resources Corp.
8.0% 5/15/19	12,000,000	12,840,000
Republic Services, Inc. (Allied Waste)
3.8% 5/15/18	5,000,000	5,287,135
Safeway, Inc.
3.4% 12/01/16	5,000,000	5,216,305
SemGroup Holdings, LP
7.5% 6/15/21(c)	1,000,000	1,015,000
Shale-Inland Holdings, LLC
8.75% 11/15/19(c)	2,000,000	2,050,000
Solvay SA (Rhodia)
6.875% 9/15/20(c)	5,680,000	6,375,260
Texas Industries, Inc.
9.25% 8/15/20	300,000	324,750
Time Warner Cable, Inc.
7.5% 4/01/14	1,700,000	1,783,310
Time Warner, Inc.
3.15% 7/15/15	500,000	522,542
TransDigm, Inc.
7.75% 12/15/18	8,000,000	8,460,000
UnitedHealth Group, Inc.
4.75% 2/10/14	178,000	182,309

SHORT-INTERMEDIATE INCOME FUND
SCHEDULE OF INVESTMENTS • (CONTINUED)

	Principal
	amount	Value
U.S. Bancorp
1.125% 10/30/13	$10,000,000	$10,017,030
U.S. Bank N.A.
4.95% 10/30/14	4,500,000	4,750,695
Valeant Pharmaceuticals International, Inc.
6.5% 7/15/16(c)	5,000,000	5,175,000
Vornado Realty Trust
4.25% 4/01/15	14,315,000	14,908,228
Vulcan Materials Co.
6.5% 12/01/16	5,500,000	5,981,250
6.4% 11/30/17	8,000,000	8,560,000
Washington Post Co.
7.25% 2/01/19	8,500,000	9,906,520
WellPoint, Inc.
6.0% 2/15/14	2,000,000	2,065,510
Wells Fargo & Co.
4.8% 11/01/14 (Wachovia Bank)	10,000,000	10,528,900
0.6531% 11/03/14 (Wachovia Bank)
Floating Rate Security	21,585,000	21,598,706
4.875% 2/01/15 (Wachovia Bank)	6,070,000	6,430,625
1.25% 2/13/15	27,339,000	27,506,041
0.4841% 5/16/16 Floating Rate Security	9,750,000	9,591,260
0.54325% 6/15/17 (Wachovia Bank)
Floating Rate Security	5,000,000	4,919,725
Willis North America, Inc.
6.2% 3/28/17	14,477,000	16,135,833
WM Wrigley Jr. Co.
3.7% 6/30/14(c)	9,626,000	9,881,724
Yum! Brands, Inc.
4.25% 9/15/15	1,000,000	1,064,499
Total Corporate Bonds
(Cost $585,468,457)		606,878,263

CONVERTIBLE BONDS — 1.1%
Redwood Trust, Inc.
4.625% 4/15/18	17,000,000	16,798,125
(Cost $17,000,000)

MORTGAGE-BACKED SECURITIES — 26.2%(b)
Federal Home Loan Mortgage Corporation — 11.9%
Collateralized Mortgage Obligations — 5.3%
2627 CL LE — 3.0% 2017 (0.3 years)	55,537	55,820
3229 CL HB — 5.0% 2025 (0.7 years)	369,274	380,418
2778 CL JD — 5.0% 2032 (0.9 years)	1,400,175	1,425,869
2937 CL HJ — 5.0% 2019 (0.9 years)	733,518	760,663
2937 CL JG — 5.0% 2033 (1.0 years)	3,252,043	3,310,928
3556 CL MA — 5.0% 2037 (1.0 years)	754,492	776,368
2864 CL PE — 5.0% 2033 (1.0 years)	8,986,485	9,172,824
2934 CL KE — 5.0% 2033 (1.0 years)	2,535,681	2,584,819
3562 CL KA — 4.0% 2022 (1.0 years)	1,871,137	1,916,505
2760 CL PD — 5.0% 2032 (1.1 years)	3,025,289	3,101,740
2780 CL TE — 5.0% 2033 (1.1 years)	3,971,796	4,069,221
2574 CL JM — 5.0% 2022 (1.2 years)	287,118	299,233
3170 CL EA — 4.5% 2020 (1.2 years)	871,506	903,501
3840 CL KA — 5.0% 2029 (1.3 years)	2,903,129	2,991,246
3544 CL KA — 4.5% 2023 (1.3 years)	1,308,417	1,351,601
3815 CL AD — 4.0% 2025 (2.2 years)	1,769,441	1,838,030
3844 CL AG — 4.0% 2025 (2.3 years)(d)	5,356,512	5,621,003
3003 CL LD — 5.0% 2034 (3.1 years)	7,115,332	7,694,755

Principal
amount	Value
2952 CL PA — 5.0% 2035 (3.3 years)	$2,405,462	$2,606,984
3649 CL BW — 4.0% 2025 (3.4 years)	8,125,683	8,620,622
3620 CL PA — 4.5% 2039 (3.7 years)	5,983,128	6,365,037
3842 CL PH — 4.0% 2041 (3.9 years)	4,862,698	5,081,531
4107 CL LA — 2.5% 2031 (10.2 years)	6,957,760	6,570,220
4107 CL LW — 1.75% 2027 (12.8 years)	3,920,637	3,373,537
		80,872,475
Pass-Through Securities — 6.5%
EO1386 — 5.0% 2018 (1.8 years)	79,421	84,044
G18190 — 5.5% 2022 (2.9 years)	100,387	108,702
G13300 — 4.5% 2023 (3.0 years)	659,286	692,945
G18296 — 4.5% 2024 (3.0 years)	1,435,380	1,511,743
G18306 — 4.5% 2024 (3.1 years)	3,165,628	3,334,042
G13517 — 4.0% 2024 (3.2 years)	2,184,835	2,290,680
G18308 — 4.0% 2024 (3.2 years)	3,092,024	3,241,819
J13949 — 3.5% 2025 (3.5 years)	10,773,393	11,398,495
J14649 — 3.5% 2026 (3.5 years)	10,007,802	10,401,449
E02804 — 3.0% 2025 (3.6 years)	7,269,432	7,479,789
J16663 — 3.5% 2026 (3.7 years)	20,395,609	21,197,850
G01818 — 5.0% 2035 (4.0 years)	6,663,954	7,124,430
E03033 — 3.0% 2027 (4.0 years)	10,203,324	10,498,578
E03048 — 3.0% 2027 (4.1 years)	18,633,166	19,201,470
		98,566,036
Interest Only Securities — 0.1%
3974 CL AI — 3.0% 2021 (2.4 years)	17,807,418	1,182,770
		180,621,281
Federal National Mortgage Association — 11.3%
Collateralized Mortgage Obligations — 1.5%
2006-21 CL CA — 5.5% 2029 (0.0 years)	13,052	13,046
2004-40 CL BA — 4.5% 2018 (0.3 years)	234,546	236,722
2005-9 CL AC — 5.0% 2033 (0.3 years)	991,846	999,356
2005-1 CL KA — 5.0% 2033 (0.4 years)	767,851	774,146
2003-43 CL EX — 4.5% 2017 (0.5 years)	67,097	68,243
2003-39 CL LC — 5.0% 2022 (0.5 years)	68,186	69,306
2010-9 CL CA — 5.0% 2037 (0.5 years)	1,627,392	1,646,198
2009-52 CL DC — 4.5% 2023 (0.7 years)	179,444	181,327
2004-78 CL AB — 5.0% 2032 (0.9 years)	2,800,674	2,868,744
2007-42 CL YA — 5.5% 2036 (1.0 years)	509,757	524,479
2003-86 CL KT — 4.5% 2018 (1.2 years)(d)	496,896	516,073
2009-44 CL A — 4.5% 2023 (1.3 years)	578,477	600,853
2003-9 CL DB — 5.0% 2018 (1.7 years)	445,742	476,139
2011-19 CL KA — 4.0% 2025 (2.1 years)	5,464,613	5,712,420
2010-145 CL PA — 4.0% 2024 (2.8 years)	3,112,081	3,233,440
2010-54 CL WA — 3.75% 2025 (2.9 years)	4,362,304	4,625,888
		22,546,380
Pass-Through Securities — 9.8%
254863 — 4.0% 2013 (0.1 years)	1,417	1,498
255291 — 4.5% 2014 (0.4 years)	37,984	40,584
256982 — 6.0% 2017 (1.6 years)	235,946	248,705
357414 — 4.0% 2018 (1.8 years)	906,902	959,647
254907 — 5.0% 2018 (1.9 years)	292,344	312,598
251787 — 6.5% 2018 (1.9 years)	9,817	10,886
357985 — 4.5% 2020 (2.3 years)	297,890	316,968
MA0464 — 3.5% 2020 (2.3 years)	7,592,967	7,940,824
888595 — 5.0% 2022 (2.5 years)	588,915	632,236
AD0629 — 5.0% 2024 (2.6 years)	2,124,073	2,280,308
995960 — 5.0% 2023 (2.7 years)	1,847,759	1,982,603
888439 — 5.5% 2022 (2.7 years)	524,350	566,870
AL0471 — 5.5% 2025 (2.8 years)	11,473,733	12,398,471

	Principal
	amount	Value
Pass-Through Securities (continued)
995693 — 4.5% 2024 (2.8 years)	$3,037,045	$3,229,963
AE0031 — 5.0% 2025 (2.8 years)	3,021,852	3,241,941
995692 — 4.5% 2024 (3.0 years)	2,677,835	2,847,728
930667 — 4.5% 2024 (3.1 years)	2,307,768	2,452,854
995755 — 4.5% 2024 (3.1 years)	4,020,817	4,269,204
890112 — 4.0% 2024 (3.2 years)	2,105,202	2,228,522
MA0043 — 4.0% 2024 (3.2 years)	1,853,628	1,962,212
AA5510 — 4.0% 2024 (3.2 years)	920,733	972,037
AA4315 — 4.0% 2024 (3.2 years)	4,073,516	4,311,128
931739 — 4.0% 2024 (3.3 years)	997,237	1,055,450
AD7073 — 4.0% 2025 (3.5 years)	3,223,147	3,403,150
555531 — 5.5% 2033 (3.5 years)	11,160,936	12,216,878
725232 — 5.0% 2034 (3.5 years)	927,272	1,003,281
995112 — 5.5% 2036 (3.5 years)	4,911,118	5,385,347
AR8198 — 2.5% 2023 (3.6 years)	14,466,945	14,875,974
AB1769 — 3.0% 2025 (3.6 years)	6,703,147	6,917,046
MA1502 — 2.5% 2023 (3.7 years)	11,600,000	11,927,743
AB2251 — 3.0% 2026 (3.8 years)	6,997,984	7,223,169
AB3902 — 3.0% 2026 (4.0 years)	5,016,879	5,175,237
MA0587 — 4.0% 2030 (4.0 years)	13,455,861	14,037,157
AB4482 — 3.0% 2027 (4.1 years)	11,064,305	11,414,172
		147,842,391
		170,388,771
Government National Mortgage Association — 0.3%
Interest Only Securities — 0.3%
2012-61 CL BI — 4.5% 2038 (1.5 years)(d)	5,706,650	276,892
2009-31 CL PI — 4.5% 2037 (2.3 years)	6,845,502	487,345
2010-66 CL IO — 1.32051% 2052
Floating Rate Security (5.4 years)	66,519,465	4,307,169
		5,071,406
Non-Government Agency — 2.7%
Collateralized Mortgage Obligations — 2.7%
Washington Mutual, Inc. (WAMU) 2003-S7
CL A1 — 4.5% 2018 (0.1 years)	135,618	137,573
Sequoia Mortgage Trust (SEMT) 2011-1
CL A1 — 4.125% 2041 (0.3 years)	1,839,132	1,841,928
Sequoia Mortgage Trust (SEMT) 2012-2
CL A2 — 3.5% 2042 (0.7 years)	5,660,151	5,582,570
Sequoia Mortgage Trust (SEMT) 2010-H1
CL A1 — 3.75% 2040 (1.0 years)	2,105,297	2,068,486
Sequoia Mortgage Trust (SEMT) 2012-1
CL 1A1 — 2.865% 2042 (1.1 years)	8,036,090	7,939,850
Chase Mortgage Finance Corp. (CHASE)
2004-S1 CL A6 — 4.5% 2019 (1.6 years)	72,902	70,158
Sequoia Mortgage Trust (SEMT) 2012-4
CL A1 — 3.5% 2042 (2.0 years)	7,821,460	7,845,241
Sequoia Mortgage Trust (SEMT) 2013-4
CL A3 — 1.55% 2043 (3.0 years)	14,879,869	14,884,854
		40,370,660
Total Mortgage-Backed Securities
(Cost $391,374,490)		396,452,118

COMMERCIAL MORTGAGE-	Principal
BACKED SECURITIES — 2.9%(b)	amount	Value
Oaktree Real Estate Investments/Sabal
(ORES) 2012-LV1 CL A
4.0% 2044 (0.0 years)(c)	$1,719,773	$1,718,810
SMA Portfolio (SMAP) 2012-LV1 CL A
3.5% 2025 (0.7 years)(c)	1,545,409	1,553,265
LB-UBS Commercial Mortgage Trust
(LBUBS) 2006-C4 CL AAB 6.03632%
2032 Floating Rate Security (0.8 years)	9,438,423	9,759,334
Banc of America Commercial Mortgage Trust
(BACM) 2003-2 CL D 5.293903%
2041 Floating Rate Security (0.9 years)	10,798,144	11,132,271
Rialto Capital Management, LLC (RIAL)
2013-LT2 CL A 2.8331% 2028
(1.1 years)(c)	5,731,423	5,717,229
Redwood Commercial Mortgage Corp.
(RCMC) 2012-CRE1 CL A 5.62346%
2044 (2.3 years)(c)	13,325,221	13,316,800
Total Commercial Mortgage-Backed Securities
(Cost $42,978,476)		43,197,709

ASSET-BACKED SECURITIES — 4.9%(b)
United Auto Credit Securitization Trust
(UACST) 2012-1 CL A2 1.1% 2015
(0.4 years)(c)	2,383,918	2,383,415
Westlake Automobile Receivables Trust
(WLAKE) 2012-1A CL A2 1.03% 2016
(0.5 years)(c)	4,285,903	4,291,775
Stanwich Mortgage Loan Co. (STWH)
2012-NPL5 CL A 2.9814% 2042
(0.8 years)(c)	12,809,955	12,829,938
Stanwich Mortgage Loan Co. (STWH)
2012-NPL4 CL A 2.9814% 2042
(0.8 years)(c)	3,256,771	3,275,106
Prestige Auto Receivables Trust (PART)
2013-1A CL A2 1.09% 2018
(1.2 years)(c)	4,500,000	4,491,214
Credit Acceptance Auto Loan Trust
(CAALT) 2011-1 CL B 3.96% 2019
(1.2 years)(c)	7,500,000	7,706,651
Stanwich Mortgage Loan Co. (STWH)
2013-NPL1 CL A 2.9814% 2043
(1.2 years)(c)	8,880,164	8,869,064
Stanwich Mortgage Loan Co. (STWH)
2013-NPL2 CL A 3.2282% 2059
(1.7 years)(c)	7,880,436	7,880,436
CPS Auto Receivables Trust (CPS)
2013-A CL A 1.31% 2020
(1.7 years)(c)	4,569,091	4,552,706
Vericrest Opportunity Loan Trust (VOLT)
2013-3 CL A 3.22162% 2053
(2.0 years)(c)	4,910,136	4,897,861
Bayview Opportunity Master Fund IIa Trust (BOMFT)
2013-2RPL CL A 3.721% 2018
(2.8 years)(c)	2,928,694	2,915,954
Cabela’s Master Credit Card Trust (CABMT)
2011-2A CL A2 0.7925% 2019 Floating
Rate Security (2.9 years)(c)	4,500,000	4,523,711
Cabela’s Master Credit Card Trust (CABMT)
2012-2A CL A2 0.6725% 2020 Floating
Rate Security (3.9 years)(c)	6,000,000	5,979,417
Total Asset-Backed Securities
(Cost $74,699,510)		74,597,248

SHORT-INTERMEDIATE INCOME FUND
SCHEDULE OF INVESTMENTS • (CONTINUED)

TAXABLE	Principal
MUNICIPAL BONDS — 1.6%	amount	Value
North Texas Tollway Authority Revenue
2.441% 9/01/13	$4,000,000	$4,013,920
Nebraska Public Power District
5.14% 1/01/14	10,000,000	10,232,400
Los Angeles, California Cmty Dev
6.0% 9/01/14	2,275,000	2,393,437
6.0% 9/01/15	1,220,000	1,329,727
Menomonee Falls, Wisconsin
4.25% 11/01/14	2,000,000	2,005,720
Omaha, Nebraska Public Facilities Corp.,
Lease Revenue, Series B, Refunding
4.588% 6/01/17	815,000	902,058
4.788% 6/01/18	1,000,000	1,117,360
Iowa State University Revenue
5.8% 7/01/22	1,335,000	1,433,443
Total Taxable Municipal Bonds
(Cost $22,871,604)		23,428,065

U.S. TREASURY AND GOVERNMENT AGENCY — 16.6%
U.S. Treasury Notes — 13.6%
U.S. Treasury Note
3.125% 9/30/13	15,000,000	15,113,385
1.25% 2/15/14	30,000,000	30,208,590
1.25% 3/15/14	30,000,000	30,233,790
1.75% 3/31/14	30,000,000	30,357,420
0.375% 1/15/16	40,000,000	39,859,360
0.375% 2/15/16	40,000,000	39,823,440
0.875% 11/30/16	20,000,000	20,015,620
		205,611,605
Government Agency — 3.0%
Freddie Mac
2.0% 8/14/17(d)	25,000,000	25,051,475
3.0% 8/01/19	20,000,000	20,039,220
		45,090,695
Total U.S. Treasury and Government Agency
(Cost $251,042,594)		250,702,300

COMMON STOCKS — 1.4%	Shares	Value
Redwood Trust, Inc.
(Cost $14,702,458)	1,277,409	$21,715,953

CASH EQUIVALENTS — 8.1%
Wells Fargo Advantage Government Money Market Fund -
Institutional Class 0.01%(a)
(Cost $121,780,688)	121,780,688	121,780,688
Total Investments in Securities
(Cost $1,521,918,277)		1,555,550,469
Other Liabilities in Excess of Other Assets — (3.0%)		(44,951,015)
Net Assets — 100.0%		$1,510,599,454
Net Asset Value Per Share - Institutional Class		$12.46
Net Asset Value Per Share - Investor Class		$12.44

(a)	Rate presented represents the annualized 7-day yield at June 30, 2013.
(b)	Number of years indicated represents estimated average life.
(c)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Security designated to cover an unsettled bond purchase.

See Notes to Schedule of Investments

NEBRASKA TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS • JUNE 30, 2013 • (UNAUDITED)

	Principal
MUNICIPAL BONDS — 95.7%	amount	Value
Arizona — 4.0%
Maricopa County, General Obligation,
Gilbert Unified School District No. 41, Refunding, Series 2012
5.0%, 7/01/18	$400,000	$461,156
Peoria Unified School District No. 11, Series 2006
5.0% 7/01/24	950,000	1,041,437
Mesa, Highway Project Advancement Notes, Revenue, Series 2009
3.5%, 7/01/15	1,000,000	1,002,390
University of Arizona, System Revenue, Series 2005A
5.0%, 6/01/19	810,000	879,360
		3,384,343
Florida — 4.3%
Greater Orlando, Aviation Authority, Revenue, Series 2009A, AMT
6.0%, 10/01/16	1,000,000	1,146,500
JEA, Electric System Revenue, Series Three 2009B
5.0%, 10/01/28	300,000	311,148
Miami, Dade County, Aviation Revenue, Series 2010A
4.25%, 10/01/18	1,000,000	1,102,550
Orlando Utilities Commission, Utility System Revenue, Refunding,
Series 2006, 5.0%, 10/01/17	1,000,000	1,119,090
		3,679,288
Illinois — 0.3%
Illinois Finance Authority, Revenue, Series 2009A,
Northwestern Memorial Hospital
5.0%, 8/15/17	245,000	278,837
Iowa — 0.8%
Cedar Rapids Community School District, Infrastructure Sales,
Services and Use Tax Revenue, Series 2011
4.0%, 7/01/20	600,000	639,798
Nebraska — 78.2%
Adams County, Hospital Authority #1, Revenue, Mary Lanning
Memorial Hospital Project, Radian Insured
4.25%, 12/15/16	250,000	269,245
4.4%, 12/15/17	250,000	272,960
5.3%, 12/15/18	700,000	701,127
Bellevue, Development Revenue, Bellevue University Project,
Series 2010A, 2.75%, 12/01/15	1,000,000	1,021,990
Cornhusker Public Power District, Electric Revenue, Refunding,
Series 2010, 2.4%, 7/01/17	400,000	407,632
Dawson County, Lexington Public School District #001,
General Obligation, Refunding
2.15%, 12/15/13	490,000	493,190
Dawson Public Power District, Electric Revenue, Series 2010B
2.25%, 12/15/17	125,000	127,119
2.75%, 12/15/19	100,000	101,631
Douglas County, Educational Facility Revenue,
Creighton University Project, Refunding, Series 2010A
5.0%, 7/01/16	430,000	467,156
5.6%, 7/01/25	400,000	447,724
Douglas County, Elkhorn Public School District #10, Series 2010B
3.0%, 6/15/16	525,000	540,146
Douglas County, General Obligation, Refunding, Series 2011B
3.0%, 12/15/19	1,155,000	1,201,292
Douglas County, Hospital Authority #1, Revenue, Refunding,
Alegent Health - Immanuel, AMBAC Insured
5.125%, 9/01/17	250,000	250,182
Quality Living Inc. Project
4.7%, 10/01/17	255,000	251,389

Principal
amount	Value
Douglas County, Hospital Authority #2, Revenue,
Boys Town Project, Series 2008
4.75%, 9/01/28	$500,000	$515,695
Nebraska Medical Center Project, Series 2003
5.0%, 11/15/14	380,000	401,029
5.0%, 11/15/15	295,000	321,391
Refunding, Children’s Hospital Obligated Group, Series 2008B
4.5%, 8/15/15	230,000	243,754
5.25%, 8/15/20	1,000,000	1,088,300
5.5%, 8/15/21	1,430,000	1,551,736
Douglas County, Hospital Authority #3, Revenue, Refunding,
Nebraska Methodist Health System
5.5%, 11/01/18	440,000	470,602
Douglas County, Millard Public School District #17,
Certificates of Participation, Series 2012
0.8%, 6/15/14	420,000	420,773
Refunding, Series 2009, 4.0%, 6/15/17	750,000	768,720
Douglas County, Zoo Facility Revenue, Refunding,
Omaha’s Henry Doorly Zoo Project
4.2%, 9/01/16	600,000	625,872
4.75%, 9/01/17	200,000	208,952
Grand Island, Electric Revenue, Refunding, Series 2012
1.25%, 8/15/16	1,000,000	1,000,620
Grand Island, Sanitary Sewer Revenue, Refunding, FSA Insured
3.45%, 4/01/14	650,000	651,755
Hastings, Combined Utility Revenue, Refunding, Series 2012
2.0%, 10/15/16	320,000	328,147
2.0%, 10/15/17	430,000	438,914
Hastings, Electric System Revenue, Refunding, Series 2011
3.0%, 1/01/16	750,000	782,692
3.25%, 1/01/17	500,000	528,740
La Vista, General Obligation, Refunding, Series 2009
2.5%, 11/15/15	415,000	421,723
3.0%, 11/15/17	640,000	649,184
Lancaster County, Hospital Authority #1, Revenue, Refunding,
Bryan LGH Medical Center
Series 2006, 4.0%, 6/01/19	300,000	313,398
Series 2008A, 5.0%, 6/01/16	500,000	544,735
Series 2008A, 5.0%, 6/01/17	500,000	552,580
Lincoln, Certificates of Participation,
Series 2010A, 2.4%, 3/15/17	395,000	404,725
Series 2012, 3.0%, 6/01/14	830,000	850,941
Lincoln, Educational Facilities, Revenue, Refunding,
Nebraska Wesleyan University Project, Series 2012
2.25%, 4/01/19	645,000	645,877
2.5%, 4/01/21	925,000	902,300
Lincoln, Electric System Revenue, Refunding,
Series 2007B, 5.0%, 9/01/18	1,000,000	1,109,980
Series 2012, 5.0%, 9/01/21	1,000,000	1,190,550
Lincoln, General Obligation, Highway Allocation Fund
4.0%, 5/15/23	1,000,000	1,046,010
Lincoln, Parking Revenue, Refunding, Series 2011
3.25%, 8/15/18	440,000	472,459
Lincoln, Sanitary Sewer Revenue, Refunding, Series 2012
1.5%, 6/15/17	440,000	443,436
1.75%, 6/15/18	425,000	427,074
Lincoln, Water Revenue, Refunding, Series 2012
1.5% 8/15/16	450,000	457,060

NEBRASKA TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS • (CONTINUED)

	Principal
	amount	Value
Municipal Energy Agency of Nebraska, Power Supply System
Revenue, Refunding,
2009 Series A, BHAC Insured
5.0%, 4/01/20	$500,000	$576,415
2012 Series A, 5.0%, 4/01/18	100,000	114,961
2013 Series A, 4.0%, 4/01/17	250,000	274,610
Nebraska Educational Financial Authority, Revenue, Refunding,
Hastings College Project
5.05%, 12/01/23	500,000	502,505
Nebraska Investment Financial Authority, Revenue, Drinking Water
State Revolving Fund, Series 2010A
4.0%, 7/01/25	750,000	770,130
Nebraska Investment Financial Authority, Homeownership Revenue,
2011 Series A, 2.4%, 9/01/17	475,000	487,112
Nebraska Public Power District, Revenue,
2003 Series A, 5.0%, 1/01/20	230,000	230,090
2005 Series A, 5.0%, 1/01/18	200,000	217,668
2005 Series B-2, 5.0%, 1/01/16	1,000,000	1,059,730
2007 Series B, 5.0%, 1/01/20	395,000	442,850
2007 Series B, 5.0%, 1/01/21	1,750,000	1,966,317
2008 Series B, 5.0%, 1/01/18	800,000	920,112
2008 Series B, 5.0%, 1/01/19	250,000	283,913
2010 Series C, 4.25%, 1/01/17	500,000	551,695
2011 Series A, 4.0%, 1/01/15	250,000	262,783
2012 Series A, 4.0%, 1/01/21	500,000	547,465
2012 Series A, 5.0%, 1/01/21	500,000	581,370
2012 Series B, 3.0%, 1/01/24	1,000,000	969,210
Nebraska State Colleges Facility Corp., Deferred Maintenance Revenue,
MBIA Insured
4.25%, 7/15/15	405,000	431,965
5.0%, 7/15/16	200,000	222,214
4.0%, 7/15/17	200,000	214,456
Omaha Convention Hotel Corp., Revenue, Convention Center Hotel,
First Tier, Refunding, Series 2007, AMBAC Insured
5.0%, 2/01/20	600,000	654,186
Omaha, General Obligation, Refunding,
Series 2008
5.0%, 6/01/20	350,000	401,331
5.25%, 10/15/19	250,000	293,940
Series 2012B, 4.0%, 11/15/17	500,000	557,500
Omaha, Public Facilities Corp., Lease Revenue,
Omaha Baseball Stadium Project,
Series 2009, 5.0%, 6/01/23	770,000	874,897
Series 2010, 4.125%, 6/01/29	650,000	656,819
Rosenblatt Stadium Project, Series C
3.9%, 10/15/17	235,000	257,948
3.95%, 10/15/18	240,000	263,825
Omaha Public Power District,
Electric System Revenue,
1993 Series C, 5.5%, 2/01/14	80,000	82,514
2007 Series A, 4.1%, 2/01/19	1,000,000	1,083,010
2012 Series A, 5.0%, 2/01/24	2,000,000	2,306,780
Electric System Subordinated Revenue,
2006 Series B, FGIC Insured
4.75%, 2/01/36	1,000,000	1,009,660
Omaha, Sanitary Sewer Revenue, MBIA Insured
4.0%, 11/15/14	250,000	262,353

Principal
amount	Value
Papillion-La Vista, Sarpy County School District #27,
General Obligation,
Refunding, Series 2009A
3.15%, 12/01/17	$930,000	$976,956
Series 2009, 5.0%, 12/01/28	500,000	536,225
Papio-Missouri River Natural Resources District, General Obligation,
Flood Protection and Water Quality Enhancement, Series 2013
3.0%, 12/15/16	400,000	425,576
3.0%, 12/15/17	385,000	411,523
3.0%, 12/15/18	500,000	528,645
Public Power Generation Agency, Revenue, Whelan Energy
Center Unit 2, Series A,
AGC-ICC AMBAC Insured, 5.0%, 1/01/19	1,260,000	1,364,731
AMBAC Insured, 5.0%, 1/01/18	750,000	834,488
AMBAC Insured, 5.0%, 1/01/26	800,000	857,744
Sarpy County, Recovery Zone Facility Certificates of Participation,
Series 2010
2.35%, 12/15/18	155,000	159,478
2.6%, 12/15/19	135,000	139,016
Southern Nebraska Public Power District, Electric System Revenue,
AMBAC Insured
4.625%, 9/15/21	1,000,000	1,077,450
State of Nebraska, Certificates of Participation,
Series 2010B, 1.2%, 9/15/14	1,230,000	1,241,045
University of Nebraska, Facilities Corp.,
Deferred Maintenance Revenue,
Series 2006, 5.0%, 7/15/18	830,000	915,200
Financing Agreement Revenue, UNMC Eye Institute, Series 2011
2.0%, 3/01/15	525,000	537,947
Lease Rental Revenue,
NCTA Education Center/Student Housing Project,
Series 2011, 3.75%, 6/15/19	285,000	311,536
UNMC OPPD Exchange Project,
Series 2010, 2.75%, 2/15/16	1,185,000	1,245,269
University of Nebraska, University Revenue,
Kearney Student Fees and Facilities, Series 2006
4.75%, 7/01/25	330,000	356,304
Lincoln Memorial Stadium Project, Refunding, Series 2004A
5.0%, 11/01/19	2,160,000	2,234,866
Lincoln Parking Project, Refunding, Series 2005
4.0%, 6/01/17	1,070,000	1,126,614
4.5%, 6/01/20	500,000	527,340
Omaha Health & Recreation Project
4.05%, 5/15/19	390,000	429,788
5.0%, 5/15/33	700,000	737,128
Omaha Student Facilities Project
4.5%, 5/15/16	565,000	622,670
5.0%, 5/15/27	800,000	874,224
Wheat Belt Public Power District, Electric System Revenue,
Series 2009B
3.2%, 9/01/16	330,000	335,815
3.4%, 9/01/17	415,000	422,126
		66,894,545

	Principal
	amount	Value
North Dakota — 1.0%
Grand Forks, Sales Tax Revenue, Refunding, Series 2005A
5.0%, 12/15/21	$795,000	$857,105
Puerto Rico — 2.8%
Commonwealth, General Obligation, Refunding,
Series A, Assured Guaranty Insured
5.0%, 7/01/15	845,000	889,616
Electric Power Authority Revenue, Series RR, FSA Insured
5.0%, 7/01/20	1,000,000	1,019,310
Municipal Finance Agency, General Obligation, 2002 Series A,
FSA Insured, 5.25%, 8/01/16	500,000	501,375
		2,410,301
Tennessee — 0.9%
Memphis, General Obligation, General Improvement, Series 2006A
5.0%, 11/01/19	720,000	784,080
Texas — 2.2%
Harris County, General Obligation, Permanent Improvement,
Refunding, Series 2005A
5.0%, 10/01/18	500,000	543,370
San Antonio, General Obligation, Refunding, Series 2010
5.0%, 2/01/19	1,195,000	1,302,215
		1,845,585

Principal
amount
or shares	Value
Virginia — 1.2%
Chesterfield County, General Obligation, Refunding, Series 2005B
5.0%, 1/01/17	$975,000	$1,041,768
Total Municipal Bonds
(Cost $79,722,905)		81,815,650

CASH EQUIVALENTS — 3.3%
Wells Fargo National Advantage Tax-Free Money Market Fund -
Institutional Class 0.01%(a)
(Cost $2,789,200)	2,789,200	2,789,200
Total Investments in Securities
(Cost $82,512,105)		84,604,850
Other Assets Less Other Liabilities — 1.0%		906,162
Net Assets — 100.0%		$85,511,012
Net Asset Value Per Share		$10.21

(a)	Rate presented represents the annualized 7-day yield at June 30, 2013.

See Notes to Schedule of Investments

GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS • JUNE 30, 2013 • (UNAUDITED)

	Principal
U.S. TREASURY — 93.0%†	amount	Value
U.S. Treasury Bill
0.05% 8/01/13	$54,000,000	$53,997,525
0.03% 9/05/13	45,000,000	44,997,450
Total U.S. Treasury		98,994,975

MONEY MARKET FUNDS — 7.0%	Shares	Value
Wells Fargo Advantage Government Money Market Fund -
Institutional Class 0.01%(a)	7,328,392	$7,328,392
Wells Fargo Advantage 100% Treasury Money Market Fund -
Service Class 0.00%(a)	52,556	52,556
Total Money Market Funds		7,380,948
Total Investments in Securities
(Cost $106,375,923)		106,375,923
Other Assets Less Other Liabilities — 0.0%		38,225
Net Assets — 100.0%		$106,414,148
Net Asset Value Per Share		$1.00

†	Interest rates presented represent the yield to maturity at the date of purchase.
(a)	Rate presented represents the annualized 7-day yield at June 30, 2013.

See Notes to Schedule of Investments

 Notes to Schedules of Investments (Unaudited):

(1)	Valuation of Investments

Investments are carried at value determined using the following valuation methods:

• Securities traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, securities are valued at the mean between the latest available and representative bid and ask prices; securities listed on the NASDAQ exchange are valued using the NASDAQ Official Closing Price (“NOCP”).  Generally, the NOCP will be the last sales price unless the reported trade for the security is outside the range of the bid/ask price.  In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

• Short sales traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, short sales are valued at the mean between the latest available and representative bid and ask prices.

• Securities not listed on an exchange are valued at the mean between the latest available and representative bid and ask prices.

• The value of certain debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors.

• The current market value of a traded option is the last sales price at which such option is traded, or, in the absence of a sale on or about the close of the exchange, the mean of the closing bid and ask prices.

• Money market funds are valued at the quoted net asset value.  Short-term securities are valued at amortized cost, which approximates current value.

• The value of securities for which market quotations are not readily available or are deemed unreliable, including restricted and not readily marketable securities, is determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees.  Such valuation procedures and methods for valuing securities may include, but are not limited to: multiple of earnings, multiple of book value, discount from value of a similar freely-traded security, purchase price, private transaction in the security or related securities, the nature and duration of restrictions on disposition of the security and a combination of these and other factors.

• Investment securities held by the Government Money Market Fund are carried at amortized cost, which approximates market value.  Pursuant to Rule 2a-7 of the Investment Company Act of 1940, amortized cost, as defined, is a method of valuing securities at acquisition cost, adjusted for amortization of premium or accretion of discount.

The Board of Trustees has delegated the supervision of the daily valuation process to the Pricing Committee of the Trust’s Administrator, Weitz Investment Management, Inc.  The Pricing Committee provides oversight of the approved procedures, evaluates the effectiveness of the pricing policies and reports to the Board of Trustees.  When determining the reliability of third party pricing information, the Pricing Committee, among other things, monitors the daily change in prices and reviews transactions among market participants.

(2)	Significant Accounting Policies Relating to Options and Securities Sold Short

The Funds, except for the Government Money Market Fund, may purchase put or call options.  When a Fund purchases an option, an amount equal to the premium paid is recorded as an asset and is subsequently marked-to-market daily.  Premiums paid for purchasing options that expire unexercised are recognized on the expiration date as realized losses.  If an option is exercised, the premium paid is subtracted from the proceeds of the sale or added to the cost of the purchase to determine whether a Fund has realized a gain or loss on the related investment transaction.  When a Fund enters into a closing transaction, a Fund will realize a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium paid.

The Funds, except for the Government Money Market Fund, may write put or call options.  When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market daily.  Premiums received for writing options that expire unexercised are recognized on the expiration date as realized gains.  If an option is exercised, the premium received is subtracted from the cost of purchase or added to the proceeds of the sale to determine whether a Fund has realized a gain or loss on the related investment transaction.  When a Fund enters into a closing transaction, a Fund will realize a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium received.

The Funds attempt to limit market risk and enhance their income by writing (selling) covered call options.  The risk in writing a covered call option is that a Fund gives up the opportunity of profit if the market price of the financial instrument increases.  A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.  The risk in writing a put option is that a Fund is obligated to purchase the financial instrument underlying the option at prices which may be significantly different than the current market price.

The Funds, except for the Government Money Market Fund, periodically engage in selling securities short, which obligates a Fund to replace a security borrowed by purchasing the same security at the current market value.  A Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  A Fund would realize a gain if the price of the security declines between those dates.

(3)	Securities Transactions

Security transactions are accounted for on the date the securities are purchased or sold (trade date).

The cost of investments is the same for financial reporting and Federal income tax purposes for the Value, Short-Intermediate Income, Nebraska Tax-Free Income and Government Money Market Funds.  The cost of investments for Federal income tax purposes for the Partners Value, Partners III, Research, Hickory and Balanced Funds is $676,736,664, $587,291,340, $16,757,410, $357,370,509 and $91,798,635, respectively.

At June 30, 2013, the aggregate gross unrealized appreciation and depreciation, based on cost for Federal income tax purposes, are summarized as follows:

	Value	Partners Value	Partners III	Research	Hickory	Balanced	Short- Intermediate Income	Nebraska Tax-Free Income
Appreciation	$267,437,894	$218,631,411	$213,661,366	$3,792,717	$100,465,434	$15,112,795	$38,186,004	$2,589,545
Depreciation	(1,235,485)	-	(239,556)	(193,014)	(263,925)	(14,888)	(4,553,812)	(496,800)
Net	$266,202,409	$218,631,411	$213,421,810	$3,599,703	$100,201,509	$15,097,907	$33,632,192	$2,092,745

(4)	Illiquid and Restricted Securities

The Funds own certain securities which have a limited trading market and/or certain restrictions on trading and therefore may be illiquid and/or restricted.  Such securities have been valued at fair value in accordance with the procedures described above.  Because of the inherent uncertainty of valuation, these values may differ from the values that would have been used had a ready market for these securities existed and these differences could be material.  Illiquid and/or restricted securities owned at June 30, 2013, include the following:

	Cost of Illiquid and/or Restricted Securities
	Acquisition Date	Partners III	Hickory
Intelligent Systems Corp.	12/03/91	$2,899,379	$-
LICT Corp.	9/09/96	-	2,228,509
Total cost of illiquid and/or restricted securities		$2,899,379	$2,228,509
Value at 6/30/13		$2,853,390	$2,338,168
Percent of net assets at 6/30/13		0.4%	0.5%

(5)	Option Transactions

Derivative positions open at June 30, 2013, are summarized as follows:

		Fair Value at June 30, 2013		Gross Notional
Fund	Type of Derivative	Asset Derivatives	Liability Derivatives	Amt Outstanding June 30, 2013
Value	Equity call options written	$-	$(272,500)	$4,250,000
Partners Value	Equity call options written	-	(218,000)	3,400,000
Partners III	Put options purchased	1,359,000	-	32,400,000
	Call options written	-	(1,518,750)	43,287,500
	Equity put options written	-	(30,500)	200,000
Hickory	Equity call options written	-	(38,000)	625,000

(6)	Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.  A summary of each Fund’s holdings in the securities of such issuers is set forth below:

Partners III
Name of Issuer	Number of Shares Held March 31, 2013	Gross Additions	Gross Reductions	Number of Shares Held June 30, 2013	Value June 30, 2013	Dividend Income	Realized Gains/(Losses)
Intelligent Systems Corp.*	2,270,000	-	-	2,270,000	$2,853,390	$-	$-

* Controlled affiliate in which the Fund owns 25% or more of the outstanding voting securities.

(7)	Fair Value Measurements

Various inputs are used in determining the value of the Funds’ investments.  These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities);

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the company’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

•
Equity securities (common and preferred stock).  Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.  Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.

•
Corporate and Municipal bonds.  The fair values of corporate and municipal bonds are estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads and fundamental data relating to the issuer.  Although most corporate and municipal bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

•
Asset- backed securities.  The fair values of asset-backed securities (including non-government agency mortgage-backed securities and interest-only securities) are generally estimated based on models that consider the estimated cash flows of each tranche of the entity, establishes a benchmark yield and develops an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.  Certain securities are valued principally using dealer quotations.  To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

•
U.S. Government securities.  U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

•
U.S. agency securities.  U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage-backed securities include collateralized mortgage obligations, to-be-announced (TBA) securities and mortgage pass-through certificates.  Mortgage-backed securities are generally valued using dealer quotations.  Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

•
Restricted and/or illiquid securities.  Restricted and/or illiquid securities for which quotations are not readily available are valued in accordance with procedures approved by the Trust’s Board of Trustees.  Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities.  Restricted or illiquid securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer or both.  Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

•
Derivative instruments.  Listed derivatives, such as the Funds’ equity option contracts, that are valued based on closing prices from the exchange or the mean of the closing bid and ask prices are generally categorized in Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2013, in valuing the Funds’ assets and liabilities carried at fair value:

Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$181,252,866	$-	$-	$181,252,866
Information Technology	144,196,000	-	-	144,196,000
Financials	127,165,700	-	-	127,165,700
Health Care	105,863,700	-	-	105,863,700
Energy	81,970,930	-	-	81,970,930
Industrials	48,890,850	-	-	48,890,850
Materials	40,313,150	-	-	40,313,150
Consumer Staples	13,219,250	-	-	13,219,250
Cash Equivalents	281,812,991	-	-	281,812,991
Total Investments in Securities	$1,024,685,437	$-	$-	$1,024,685,437
Liabilities:
Options Written	$-	$(272,500)	$-	$(272,500)

Partners Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$213,083,550	$-	$-	$213,083,550
Financials	126,984,300	-	-	126,984,300
Information Technology	123,943,826	-	-	123,943,826
Health Care	103,696,350	-	-	103,696,350
Energy	39,491,750	-	-	39,491,750
Materials	16,977,450	-	-	16,977,450
Consumer Staples	8,577,000	-	-	8,577,000
Cash Equivalents	262,613,849	-	-	262,613,849
Total Investments in Securities	$895,368,075	$-	$-	$895,368,075
Liabilities:
Options Written	$-	$(218,000)	$-	$(218,000)

Partners III
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$221,747,800	$-	$-	$221,747,800
Financials	127,274,800	-	-	127,274,800
Health Care	81,744,000	-	-	81,744,000
Information Technology	81,551,116	-	-	81,551,116
Energy	39,270,900	-	-	39,270,900
Industrials	17,244,700	2,853,390	-	20,098,090
Materials	13,778,800	-	-	13,778,800
Exchange Traded Funds	4,707,000	-	-	4,707,000
Put Options	-	1,359,000	-	1,359,000
Cash Equivalents	209,181,644	-	-	209,181,644
Total Investments in Securities	$796,500,760	$4,212,390	$-	$800,713,150
Liabilities:
Securities Sold Short	$(89,639,900)	$-	$-	$(89,639,900)
Options Written	$-	$(1,549,250)	$-	$(1,549,250)

Research
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Information Technology	$5,880,736	$-	$-	$5,880,736
Consumer Discretionary	5,249,256	-	-	5,249,256
Health Care	1,529,629	-	-	1,529,629
Financials	1,301,231	-	-	1,301,231
Industrials	846,424	-	-	846,424
Energy	769,224	-	-	769,224
Consumer Staples	315,450	-	-	315,450
Cash Equivalents	4,465,163	-	-	4,465,163
Total Investments in Securities	$20,357,113	$-	$-	$20,357,113

Hickory
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$128,512,778	$-	$-	$128,512,778
Information Technology	51,218,853	-	-	51,218,853
Financials	45,240,500	-	-	45,240,500
Health Care	23,602,800	-	-	23,602,800
Industrials	22,630,695	-	-	22,630,695
Materials	17,588,600	-	-	17,588,600
Energy	13,955,400	-	-	13,955,400
Consumer Staples	7,285,000	-	-	7,285,000
Telecommunication Services	-	2,338,168	-	2,338,168
Cash Equivalents	145,199,224	-	-	145,199,224
Total Investments in Securities	$455,233,850	$2,338,168	$-	$457,572,018
Liabilities:
Options Written	$-	$(38,000)	$-	$(38,000)

Balanced
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Information Technology	$10,497,311	$-	$-	$10,497,311
Consumer Discretionary	8,708,190	-	-	8,708,190
Health Care	8,358,550	-	-	8,358,550
Financials	8,103,750	-	-	8,103,750
Energy	3,428,150	-	-	3,428,150
Industrials	2,634,075	-	-	2,634,075
Consumer Staples	2,288,090	-	-	2,288,090
Materials	1,898,950	-	-	1,898,950
Corporate Bonds	-	6,332,249	-	6,332,249
Mortgage-Backed Securities	-	4,420,843	-	4,420,843
Commercial Mortgage-Backed
Securities	-	371,303	-	371,303
Asset-Backed Securities	-	502,635	-	502,635
Cash Equivalents	49,352,446	-	-	49,352,446
Total Investments in Securities	$95,269,512	$11,627,030	$-	$106,896,542

Short-Intermediate Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Corporate Bonds	$-	$606,878,263	$-	$606,878,263
Convertible Bonds	-	16,798,125	-	16,798,125
Mortgage-Backed Securities	-	396,452,118	-	396,452,118
Commercial Mortgage-Backed Securities	-	43,197,709	-	43,197,709
Asset-Backed Securities	-	74,597,248	-	74,597,248
Taxable Municipal Bonds	-	23,428,065	-	23,428,065
U.S. Treasury and Government Agency	-	250,702,300	-	250,702,300
Common Stocks	21,715,953	-	-	21,715,953
Cash Equivalents	121,780,688	-	-	121,780,688
Total Investments in Securities	$143,496,641	$1,412,053,828	$-	$1,555,550,469

Nebraska Tax-Free Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Municipal Bonds:
Arizona	$-	$3,384,343	$-	$3,384,343
Florida	-	3,679,288	-	3,679,288
Illinois	-	278,837	-	278,837
Iowa	-	639,798	-	639,798
Nebraska	-	66,894,545	-	66,894,545
North Dakota	-	857,105	-	857,105
Puerto Rico	-	2,410,301	-	2,410,301
Tennessee	-	784,080	-	784,080
Texas	-	1,845,585	-	1,845,585
Virginia	-	1,041,768	-	1,041,768
Cash Equivalents	2,789,200	-	-	2,789,200
Total Investments in Securities	$2,789,200	$81,815,650	$-	$84,604,850

Government Money Market
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
U.S. Treasury	$98,994,975	$-	$-	$98,994,975
Cash Equivalents	7,380,948	-	-	7,380,948
Total Investments in Securities	$106,375,923	$-	$-	$106,375,923

For transfers between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the transfer.  During the three months ended June 30, 2013, there were no transfers between Level 1 and Level 2.

For information on the Funds’ other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant’s Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:       /s/ Wallace R. Weitz
   Wallace R. Weitz

    President (Principal Executive Officer)

Date:          August 2, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Kenneth R. Stoll
   Kenneth R. Stoll

   Principal Financial Officer

Date:          August 2, 2013